Segment Information (Details) - Schedule of segment information - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Logiq (Delaware) [Member]
Logiq (Delaware)
Segment operating income		$ 2,441,128
Other corporate expenses, net	(256,531)	5,270,305
Total operating (loss) income	(256,531)	(2,829,177)
Lovarra (including CreateApp) [Member]
Logiq (Delaware)
Segment operating income	3,309,017
Other corporate expenses, net	4,699,640
Total operating (loss) income	(1,390,623)
Logiq (Nevada) incl DataLogiq [Member]
Logiq (Delaware)
Segment operating income	4,796,367	5,639,184
Other corporate expenses, net	7,642,798	6,891,756
Total operating (loss) income	(2,846,431)	(1,252,572)
Consolidated [Member]
Logiq (Delaware)
Segment operating income	8,105,384	8,080,312
Other corporate expenses, net	12,085,908	12,162,061
Total operating (loss) income	$ (3,980,524)	$ (4,081,749)